Leases - Schedule of Minimum future lease payments relating to the leased assets (Detail)	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	$ 6,888,764
2021 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	1,526,829
2022 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	1,414,423
2023 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	1,373,937
2024 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	1,346,127
2025 [member]
Disclosure of maturity analysis of operating lease payments [line items]
The Company and its subsidiary	$ 1,227,448